Share-Based Payments - Summary Of NHL warrants (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement
Unvested (Number of warrants)	1,353,740	1,353,740	1,353,740
Unvested, Weighted Average Exercise Price	$ 23.45	$ 23.45	$ 23.45